Quarterly Holdings Report
for
Fidelity® Sustainable Intermediate Municipal Income Fund
October 31, 2023
SNT-NPRT3-1223
1.9904925.101
Municipal Bonds - 97.3%
	Principal Amount (a)	Value ($)
Alabama - 4.3%
Black Belt Energy Gas District Bonds:
Series 2022 D1, 4%, tender 6/1/27 (b)	10,000	9,644
Series 2022 F, 5.5%, tender 12/1/28 (b)	100,000	101,180
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds:
(Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 3.78%, tender 6/16/26 (b)	100,000	98,034
Series 2009 E, 1%, tender 6/26/25 (b)	205,000	193,673
Southeast Energy Auth. Coop. Dis Bonds (Proj. No. 6) Series 2023 B, 5%, tender 6/1/30 (b)	140,000	139,054
Southeast Energy Auth. Rev. Bonds Series 2022 B1, 5%, tender 8/1/28 (b)	20,000	19,806
TOTAL ALABAMA		561,391
Arizona - 4.0%
Arizona Indl. Dev. Auth. Rev. Series 2019 2, 3.625% 5/20/33	92,811	80,766
Chandler Indl. Dev. Auth. Indl. Dev. Rev.:
(Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(c)	50,000	50,355
Bonds (Intel Corp. Proj.) Series 2007, 4.1%, tender 6/15/28 (b)(c)	100,000	97,241
Maricopa County Unified School District #48 Scottsdale Series D, 4% 7/1/24	80,000	80,077
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/30	50,000	51,419
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007 1, 5% 12/1/32	165,000	164,033
TOTAL ARIZONA		523,891
California - 6.6%
California Health Facilities Fing. Auth. Rev. Bonds Series 2019 C, 5%, tender 10/1/25 (b)	150,000	152,548
California Hsg. Fin. Agcy.:
Series 2019 A, 4% 3/20/33	93,791	88,381
Series 2021 1, 3.5% 11/20/35	105,766	91,535
California Muni. Fin. Auth. Rev. Series 2018, 5% 10/1/25	15,000	15,112
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds Series 2023 A, 4.375%, tender 9/1/33 (b)(c)	140,000	132,635
California Statewide Cmntys. Dev. Auth. Rev. Series 2016, 5% 10/1/33	25,000	25,040
Los Angeles Dept. Arpt. Rev. Series 2023 A, 5.25% 5/15/39 (c)	300,000	305,685
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2017 A, 5% 7/1/32	15,000	15,568
Series 2022 B, 5% 7/1/31	30,000	33,074
Riverside Elec. Rev. Series 2019 A, 5% 10/1/43	5,000	5,128
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2015 A, 5% 7/1/27	10,000	10,204
TOTAL CALIFORNIA		874,910
Colorado - 4.6%
Colorado Ctfs. of Prtn. Series 2020 A, 4% 12/15/38	10,000	9,108
Colorado Health Facilities Auth. Rev. Bonds:
Bonds Series 2022 B, 5%, tender 8/17/26 (b)	130,000	132,571
Series 2019 A2, 5% 8/1/33	125,000	127,409
Vauxmont Metropolitan District Series 2020, 5% 12/1/28 (Assured Guaranty Muni. Corp. Insured)	325,000	338,415
TOTAL COLORADO		607,503
Connecticut - 2.6%
Connecticut Gen. Oblig.:
Series 2019 A, 5% 4/15/33	25,000	26,358
Series 2021 D, 5% 7/15/28	75,000	79,174
Connecticut Health & Edl. Facilities Auth. Rev. Series 2016 A, 2%, tender 7/1/26 (b)	35,000	32,626
Connecticut Hsg. Fin. Auth. Series 2021 D1:
5% 11/15/27	10,000	10,342
5% 11/15/28	25,000	25,911
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 A, 4% 5/1/36	130,000	124,607
Series A, 5% 5/1/29	20,000	21,280
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B, 5% 8/1/32	25,000	25,686
TOTAL CONNECTICUT		345,984
District Of Columbia - 0.2%
District of Columbia Univ. Rev. Series 2017:
5% 4/1/29	20,000	20,442
5% 4/1/33	10,000	10,162
TOTAL DISTRICT OF COLUMBIA		30,604
Florida - 7.1%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/26	30,000	30,437
Series 2020 A, 5% 7/1/33	25,000	26,378
Duval County School Board Ctfs. of Prtn. Series 2022 A, 5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	250,000	262,285
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 5% 8/15/34	200,000	199,881
Florida Hsg. Fin. Corp. Rev. Series 2020 1, 3.5% 7/1/51	70,000	67,240
JEA Wtr. & Swr. Sys. Rev.:
Series 2017 A, 5% 10/1/29	25,000	26,134
Series 2020 A, 3% 10/1/36	20,000	15,994
Miami-Dade County Wtr. & Swr. Rev. Series 2017 B, 5% 10/1/27	60,000	62,753
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/35	100,000	98,816
Palm Beach County School Board Ctfs. of Prtn.:
Series 2018 A, 5% 8/1/24	20,000	20,129
Series 2021 A, 5% 8/1/38	125,000	128,989
TOTAL FLORIDA		939,036
Georgia - 5.7%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009, 3.95%, tender 3/8/28 (b)	100,000	95,294
Series 2013, 2.875%, tender 8/19/25 (b)	100,000	95,596
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	10,000	10,078
Main Street Natural Gas, Inc. Bonds:
Series 2019 B, 4%, tender 12/2/24 (b)	135,000	133,701
Series 2021 A, 4%, tender 9/1/27 (b)	100,000	96,212
Series 2022 B, 5%, tender 6/1/29 (b)	15,000	14,785
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2023 A, 5% 7/1/39	100,000	105,098
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 3.875%, tender 3/6/26 (b)	100,000	97,350
Private Colleges & Univs. Auth. Rev. Series 2019 A, 5% 9/1/39	100,000	102,510
TOTAL GEORGIA		750,624
Hawaii - 0.1%
Honolulu City & County Gen. Oblig. Series 2019 A, 5% 9/1/27	10,000	10,466
Illinois - 8.3%
Illinois Fin. Auth.:
Series 2022 A, 5% 10/1/32	100,000	98,446
Series 2023 A, 5% 5/15/38	150,000	156,732
Illinois Fin. Auth. Academic Facilities:
(Provident Group - UIUC Properties LLC - Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/29	250,000	259,663
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/32	10,000	10,294
5% 10/1/38	100,000	97,524
Illinois Fin. Auth. Rev.:
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	30,000	29,890
Series 2014 A, 5% 10/1/26	40,000	40,317
Series 2016 C, 4% 2/15/41	50,000	44,048
Series 2016, 3.125% 5/15/37	65,000	51,180
Illinois Gen. Oblig.:
Series 2014, 5% 2/1/39	100,000	95,169
Series 2017 D, 5% 11/1/25	100,000	101,235
Series 2023 C, 5% 5/1/29	50,000	51,623
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	20,000	19,237
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/24	40,000	40,100
TOTAL ILLINOIS		1,095,458
Indiana - 2.7%
Indiana Dev. Fin. Auth. Envir. Rev. Bonds Series 2022 A1, 4.5%, tender 6/1/32 (b)(c)	100,000	96,481
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2012, 4.3%, tender 12/1/23 (b)(c)	100,000	99,965
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2021 B, Series 2021 B, 5% 1/1/28	15,000	15,501
Series 2021 B, 5% 7/1/28	115,000	118,854
Series A, 5% 7/1/28	25,000	25,838
TOTAL INDIANA		356,639
Iowa - 1.5%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2022 B, 5% 12/1/29 (c)	100,000	100,958
Series 2023 B, 5% 12/1/29 (c)	100,000	100,958
TOTAL IOWA		201,916
Kentucky - 1.4%
Ashland Med. Ctr. Rev. Series 2019, 4% 2/1/33	50,000	46,287
Kentucky Bond Dev. Corp. Edl. Facilities Series 2021:
4% 6/1/33	5,000	4,672
4% 6/1/35	15,000	13,709
Kentucky State Property & Buildings Commission Rev.:
Series A:
5% 11/1/31	30,000	31,198
5% 11/1/33	15,000	15,494
Series B, 5% 8/1/26	75,000	77,120
TOTAL KENTUCKY		188,480
Louisiana - 0.7%
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	100,000	97,969
Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 5% 7/1/28	10,000	10,242
Maryland - 2.2%
Baltimore Proj. Rev.:
(Wtr. Projs.) Series 2014 A, 5% 7/1/24	150,000	151,098
Series 2017 A, 5% 7/1/28	45,000	46,336
Maryland Dept. of Trans.:
Series 2016, 4% 9/1/27	15,000	15,178
Series 2021 A, 2% 10/1/34	15,000	11,288
Maryland Gen. Oblig. Series A, 5% 8/1/34	15,000	16,104
Montgomery County Gen. Oblig. Ctfs. of Prtn. Series 2020 A, 5% 10/1/27	50,000	52,480
TOTAL MARYLAND		292,484
Massachusetts - 5.3%
Arlington Gen. Oblig. Series 2021:
2% 9/15/34	275,000	208,182
2% 9/15/35	100,000	73,205
Foxborough Gen. Oblig. Series 2016, 3% 5/15/46	25,000	17,381
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2015 B, 5% 7/1/26 (Pre-Refunded to 7/1/25 @ 100)	10,000	10,196
Series 2016 A, 0% 7/1/29	5,000	3,808
Series 2021 A1, 5% 7/1/35	45,000	48,237
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S, 5% 7/1/32	15,000	15,504
Bonds Series A1, 5%, tender 1/31/30 (b)	20,000	21,212
Series 2015 O1, 4% 7/1/45	30,000	25,466
Series 2018 L, 5% 10/1/33	35,000	34,945
Series 2020 A:
5% 10/15/29	35,000	37,829
5% 10/15/30	20,000	21,850
Series 2021 G, 4% 7/1/46	75,000	60,178
Massachusetts Gen. Oblig.:
Series 2017 A, 5% 4/1/36	15,000	15,361
Series 2017 D, 5% 7/1/27	25,000	26,203
Series A, 5% 7/1/31	10,000	10,282
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 8/15/32	10,000	10,755
Univ. of Massachusetts Bldg. Auth. Rev. Series 2021 1, 5% 11/1/32	50,000	54,188
TOTAL MASSACHUSETTS		694,782
Michigan - 1.8%
Grand Rapids San. Swr. Sys. Rev.:
Series 2018, 5% 1/1/35	5,000	5,189
Series 2018, 5% 1/1/29	25,000	26,287
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 B, 5% 7/1/29	45,000	47,593
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 4% 5/15/36	10,000	9,174
Lake Orion Cmnty. School District Series 2016, 5% 5/1/25	10,000	10,171
Michigan Fin. Auth. Rev.:
Bonds Series 2019 B, 5%, tender 11/16/26 (b)	10,000	10,132
Series 2016:
5% 11/15/28	15,000	15,159
5% 11/15/30	35,000	35,330
5% 11/15/34	15,000	15,122
Series 2022, 5% 12/1/32	25,000	24,445
Michigan Hosp. Fin. Auth. Rev.:
Series 2010 F, 4% 11/15/47	25,000	20,562
Series 2010 F4, 5% 11/15/47	10,000	9,651
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/39	10,000	10,316
TOTAL MICHIGAN		239,131
Minnesota - 1.1%
Anoka-Hennepin Independent School District #11 Series 2020 A, 4% 2/1/29	10,000	10,074
Minnesota Gen. Oblig. Series 2019 A, 5% 8/1/30	15,000	16,041
Minnesota Hsg. Fin. Agcy.:
Series 2022 A, 5% 8/1/32	100,000	106,710
Series B, 4% 8/1/36	15,000	13,950
TOTAL MINNESOTA		146,775
Nebraska - 1.4%
Central Plains Energy Proj. Rev. Bonds Series 2019, 4%, tender 8/1/25 (b)	50,000	49,187
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2020 A, 5% 11/15/30	125,000	130,799
TOTAL NEBRASKA		179,986
New Hampshire - 1.2%
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	15,000	14,453
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	5,000	5,087
Series 2023 B, 5.5% 11/1/31 (c)	50,000	52,073
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	98,667	87,047
TOTAL NEW HAMPSHIRE		158,660
New Jersey - 4.8%
New Jersey Econ. Dev. Auth. Series 2024 SSS, 5% 6/15/27 (d)	100,000	101,388
New Jersey Edl. Facility Series A, 5% 7/1/36	15,000	14,983
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 7/1/33	10,000	10,247
New Jersey Trans. Trust Fund Auth.:
Series 2018 A, 5% 12/15/32	100,000	103,002
Series 2021 A, 5% 6/15/33	95,000	99,463
Series 2022 A, 4% 6/15/39	30,000	27,023
Series 2022 BB, 5% 6/15/31	135,000	142,361
Series 2022 CC, 5% 6/15/33	100,000	105,459
Series A, 0% 12/15/31	50,000	34,322
TOTAL NEW JERSEY		638,248
New York - 10.7%
Dutchess County Local Dev. Corp. Rev. (Vassar College Proj.) Series 2020, 5% 7/1/45	25,000	25,002
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2018, 5% 9/1/27	15,000	15,726
Series 2020 A, 5% 9/1/38	165,000	169,425
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2017 S1, 5% 7/15/28	50,000	51,670
New York Dorm. Auth. Rev. Series 2022 A, 5% 7/1/34	200,000	205,759
New York Dorm. Auth. Sales Tax Rev. Series 2015 A, 5% 3/15/24 (Escrowed to Maturity)	25,000	25,111
New York Metropolitan Trans. Auth. Rev.:
Series 2017 C1:
5% 11/15/27	20,000	20,472
5% 11/15/29	50,000	50,944
5% 11/15/31	140,000	142,334
Series 2019 C, 5% 11/15/39	70,000	69,124
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/31	10,000	10,276
Series 2019 D, 4% 2/15/36	15,000	14,271
New York State Urban Dev. Corp. Series 2020 E, 4% 3/15/35	30,000	28,863
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	80,000	82,735
New York Thruway Auth. Personal Income Tax Rev. Series 2021 A1, 5% 3/15/34	205,000	219,618
New York Trans. Dev. Corp. (Delta Air Lines, Inc. - Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2023, 6% 4/1/35 (c)	100,000	103,433
Saratoga County Cap. Resources Rev. (Skidmore College Proj.) Series 2020 A, 5% 7/1/45	85,000	85,326
Triborough Bridge & Tunnel Auth. Series 2023 A, 4% 11/15/34	100,000	96,341
TOTAL NEW YORK		1,416,430
North Carolina - 0.2%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (b)	25,000	26,161
Ohio - 2.6%
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	50,000	40,585
Ohio Air Quality Dev. Auth. Rev. Bonds Series 2022 B, 4.25%, tender 6/1/27 (b)(c)	150,000	146,773
Ohio Gen. Oblig. Series 2019 A, 5% 5/1/30	20,000	20,864
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/29	25,000	25,879
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	85,000	83,665
Ohio Spl. Oblig. Series 2021 A, 5% 4/1/41	20,000	20,484
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog.) Series 2020 A, 5% 12/1/29	10,000	10,710
TOTAL OHIO		348,960
Oklahoma - 0.4%
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/26	40,000	40,183
Oklahoma State Univ. Agricultural And Mechanical College Series 2020 A, 5% 9/1/32	10,000	10,656
TOTAL OKLAHOMA		50,839
Oregon - 1.6%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 5% 8/15/38	10,000	10,023
Oregon Facilities Auth. Rev. Series 2022 B, 5% 6/1/30	30,000	31,038
Salem Hosp. Facility Auth. Rev. Series 2016 A, 4% 5/15/41	25,000	20,815
Union County Hosp. Facility Auth. (Grande Ronde Hosp. Proj.) Series 2022, 5% 7/1/25	150,000	150,461
TOTAL OREGON		212,337
Pennsylvania - 0.8%
Cumberland County Muni. Auth. Rev. (Dickinson Proj.) Series 2017, 5% 5/1/37	5,000	5,099
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
5% 7/15/27	50,000	50,682
5% 7/15/28	35,000	35,571
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 5% 9/1/31	10,000	10,237
TOTAL PENNSYLVANIA		101,589
Rhode Island - 0.8%
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2021 A, 5% 12/1/30 (c)	100,000	101,841
Tennessee - 0.9%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 5% 4/1/27	20,000	20,184
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C, 5% 1/1/28	50,000	52,510
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2017 A, 3.375% 5/1/32	45,000	40,319
TOTAL TENNESSEE		113,013
Texas - 3.4%
Alvin Independent School District Series 2016 A, 5% 2/15/28	25,000	25,648
Cypress-Fairbanks Independent School District Series 2016, 5% 2/15/25	15,000	15,225
Georgetown Util. Sys. Rev. Series 2022, 5% 8/15/27 (Assured Guaranty Muni. Corp. Insured)	100,000	103,592
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2014 A, 5% 12/1/26	90,000	90,674
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2020 A, 4.25%, tender 12/1/23 (b)(c)	100,000	99,956
San Antonio Wtr. Sys. Rev.:
Series 2018 A, 5% 5/15/33	5,000	5,205
Series 2020 A, 5% 5/15/27	10,000	10,375
Tarrant Reg'l. Wtr. District (City of Dallas Proj.) Series 2021 A, 4% 9/1/25	45,000	45,094
Wichita Falls Independent School District Series 2021, 4% 2/1/28	50,000	50,320
TOTAL TEXAS		446,089
Virginia - 3.7%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	105,000	96,160
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Progs.) Series 2017 E, 5% 2/1/31	10,000	10,436
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	15,000	15,680
Series 2019 A, 3% 2/1/36	15,000	12,290
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	60,000	62,605
(Virginia Gen. Oblig.) Series 2017 A, 5% 5/15/27	15,000	15,643
Virginia Commonwealth Univ. Health Sys. Auth. Series 2017 A, 5% 7/1/28	270,000	278,916
TOTAL VIRGINIA		491,730
Washington - 3.6%
Energy Northwest Elec. Rev. Series 2020 A, 5% 7/1/34	95,000	101,263
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/27	50,000	52,341
Series 2018 C, 5% 8/1/30	25,000	26,011
Series 2018 D, 5% 8/1/33	20,000	20,653
Series 2020 A, 5% 8/1/27	65,000	68,044
Series 2020 C, 5% 2/1/37	15,000	15,690
Series R-2017 A, 5% 8/1/30	10,000	10,247
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/27	25,000	24,862
(Providence Health Systems Proj.) Series 2018 B, 5% 10/1/33	45,000	45,313
Series 2017 A, 4% 7/1/37	125,000	104,231
Series 2019 A2, 5% 8/1/33	10,000	10,193
TOTAL WASHINGTON		478,848
West Virginia - 0.3%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3.25% 6/1/39	60,000	44,405
Wisconsin - 0.6%
Wisconsin Health & Edl. Facilities Series 2013 B2, 4% 11/15/43	55,000	47,316
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A:
5% 5/1/25 (Escrowed to Maturity)	10,000	10,177
5% 5/1/26 (Escrowed to Maturity)	20,000	20,604
TOTAL WISCONSIN		78,097
TOTAL MUNICIPAL BONDS (Cost $13,460,582)		12,855,518

Municipal Notes - 2.3%
	Principal Amount (a)	Value ($)
Delaware - 0.8%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 4.42% 11/1/23, VRDN (b)(c)	100,000	100,000
Georgia - 1.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2018, 4.45% 11/1/23, VRDN (b)	200,000	200,000
TOTAL MUNICIPAL NOTES (Cost $300,000)		300,000

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $13,760,582)	13,155,518
NET OTHER ASSETS (LIABILITIES) - 0.4%	56,325
NET ASSETS - 100.0%	13,211,843

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.14%	385,996	2,290,004	2,676,000	6,386	-	-	-	0.0%
Total	385,996	2,290,004	2,676,000	6,386	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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